Shareholder Report, Line Graph (Details) 191885_NEOS Bitcoin High Income ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Oct. 17, 2024	Dec. 31, 2025
NEOS Bitcoin High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			NEOS Bitcoin High Income ETF NAV
Accumulated Value	$ 12,688	$ 10,000	$ 12,525
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Total Return Index
Accumulated Value	10,095	10,000	$ 11,899
CME CF BTC-USD Reference Rate 4PM NY [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			CME CF BTC-USD Reference Rate 4PM NY
Accumulated Value	$ 13,825	$ 10,000	$ 12,879